Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables And Accruals [Abstract]
Research and development	$ 1,924	$ 1,216
Payroll and other employee-related expenses	8,748	8,207
Professional services fees	4,888	2,544
Accrued interest	1,356	1,195
Product revenue reserves	2,306	616
Accrual for employee stock purchase plan	183	251
Other	205	281
Total accrued expenses and other current liabilities	$ 19,610	$ 14,310